Earnings (Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of earnings per share computation
	2017	2016
Net (loss) attributable to Common Stock	$(1,040,236)	$(3,496,687)
Basic weighted average outstanding shares of Common Stock	872,685,608	424,874,458
Dilutive effects of common share equivalents	-0-	-0-
Dilutive weighted average outstanding shares of common stock	872,685,608	424,874,458
Net loss per share of Common Stock
Basic and Diluted	$(0.00)	$(0.01)